Advances, Non-Convertible Notes Payable And PPP Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Advances And Nonconvertible Notes Payable Disclosure Textblock [Abstract]
ADVANCES, NON-CONVERTIBLE NOTES PAYABLE AND PPP NOTE PAYABLE

NOTE 6 – ADVANCES, NON-CONVERTIBLE NOTES PAYABLE AND PPP NOTE PAYABLE

Advances

During the nine months ended September 30, 2021 and 2020, the Company received aggregate proceeds from non-interest bearing advances of $28,991 and $0 and repaid an aggregate of $20,178 and $0, respectively, of advances. Included in the nine months ended September 30, 2021 were $2,091 of advances from and $5,278 of repayments to the Company’s Chief Information Officer and a $25,000 settlement payment made by Empire Services, Inc. on behalf of the Company (See Note 15). The remaining advances are primarily for Simple Agreements for Future Tokens, entered into with accredited investors issued pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended, by virtue of Section 4(a)(2) thereof and/or Regulation D thereunder in 2018. As of September 30, 2021 and December 31, 2020, the Company owed $122,000 and $88,187 in principal and $4,000 and $0 in accrued interest, respectively, on advances.

Non-Convertible Notes Payable

During the nine months ended September 30, 2021 and 2020, the Company received proceeds from the issuance of non-convertible notes of $357,053 and $132,911 and repaid an aggregate of $0 and $39,641, respectively, of non-convertible notes. Included in the nine months ended September 30, 2021 and 2020 were $357,053 and $20,520, respectively, of advances from and $0 of repayments to the Company’s Chief Executive Officer and Empires Services, Inc. In addition, Empire Services, Inc. paid the following on behalf of the Company: (i) the $1,000,000 settlement payment to Iroquois; and (ii) $158,371 of operating expenses to vendors (See Note 15). The non-convertible notes have maturity dates ranging from March 31, 2019 to June 24, 2023 and accrue interest at rates ranging from 0% to 35% (default interest rate) per annum.

On June 2, 2021, one of the holders of non-convertible notes entered into an agreement to cancel the entire amount owed to him (including principal of $79,000 and accrued interest of $63,055), resulting in gain on forgiveness of debt of $142,055 (See Note 9 – Trawick’s Complaint).

On June 4, 2021, one of the holders of a non-convertible note payable for $60,000 extended the due date of the note from June 26, 2022 to June 24, 2023.

On June 25, 2021, a law firm the Company formerly used received an arbitration award of $459,251 for unpaid legal bills. On September 23, 2021, the Company entered into a Resolution Agreement to settle the arbitration award for an aggregate of $275,000 to be paid as follows: (i) $25,000 by September 30, 2021; (ii) $15,000 per month by the last day of each month from October 2021 through January 2023; and (iii) $10,000 by February 28, 2023. The Company imputed an interest rate of 10% and discounted the note accordingly. The imputed debt discount of $17,991 is being amortized to interest expense over the term of the note. The Company recognized a $202,242 gain on settlement. As of September 30, 2021, the remaining carrying value of the note was $232,502, net of debt discount of $17,498.

As of September 30, 2021 and December 31, 2020, the Company owed principal of $1,888,446 and $219,520 (of which $128,364 and $60,000 is long-term), net of debt discount of $17,498 and $0, and accrued interest of $372,480 and $251,612, respectively, on non-convertible notes.

PPP Note Payable

On May 4, 2020, the Company received proceeds of $50,000 from a PPP note. The note had a maturity date of May 4, 2022 and bore 1% interest per annum. On April 6, 2021, the Small Business Administration forgave the Company’s Paycheck Protection Program loan in the principal amount of $50,000 and accrued interest of $466, resulting in gain on forgiveness of debt of $50,466. As of September 30, 2021 and December 31, 2020, the Company owed $0 and $50,000 in principal and $0 and $330 in accrued interest, respectively, on this note.

NOTE 8 – ADVANCES, NON-CONVERTIBLE NOTES PAYABLE AND PPP NOTE PAYABLE

During the year ended December 31, 2020 and 2019, the Company received aggregate proceeds from advances of $3,696 and $0, received forgiveness of advances for $250,000 and $0, and repaid an aggregate of $3,009 and $595,000, respectively. Included in the year ended December 31, 2020 were $3,696 of advances from and $509 of repayments to the Company’s Chief Executive Officer (See Note 18). The remaining advances were primarily for Simple Agreements for Future Tokens, entered into with accredited investors issued pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended, by virtue of Section 4(a)(2) thereof and/or Regulation D thereunder in 2017 and 2018. As of December 31, 2020 and 2019, the Company owed $88,187 and $337,500 in principal and $0 and $10,500 in accrued interest, respectively.

During the year ended December 31, 2020 and 2019, the Company received proceeds from the issuance of non-convertible notes of $82,911and $175,000 and repaid an aggregate of $39,641 and $45,400, respectively, of non-convertible notes. The non-convertible notes have maturity dates ranging from March 18, 2019 to June 26, 2022 and accrue interest at rates ranging from 0% to 36% per annum. On April 17, 2020, the outstanding principal balance of $23,500 and accrued interest of $17,281 on non-convertible notes held by one holder was consolidated into a new non-convertible note with a face value of $79,000, resulting in a loss on debt settlement of $38,219. As of December 31, 2020 and 2019, the Company owed $269,520 and $115,750 in principal and $251,612 and $117,924 in accrued interest, respectively.

On May 4, 2020, the Company received proceeds of $50,000 from a PPP note. The note has a maturity date of May 4, 2020 and bears 1% interest per annum. As of December 31, 2020, the Company owed $50,000 in principal and $330 in accrued interest on this note.